CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Jun. 30, 2025 USD ($)
Shares issued to related party	$ 803,860
Convertible notes
Conversion amount	4,580,000
Short-term Merger Financing
Principal amount	500,000
Merger financing
Conversion amount	14,990,000
Principal amount	1,439,586
Interest amount	$ 256,091